Shareholder Report, Line Graph (Details) 1014065_Putnam PanAgora ESG International Equity ETF_Single Class_TSR Annual {Single Class} - USD ($)								12 Months Ended
	Oct. 31, 2025	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Jan. 19, 2023	Apr. 30, 2026
Putnam PanAgora ESG International Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Putnam PanAgora ESG International Equity ETF (NAV)
Accumulated Value	$ 15,448	$ 13,536	$ 12,245	$ 11,485	$ 9,740	$ 10,420	$ 10,000	$ 16,529
MSCI All Country World ex-U.S. Index-NR
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World ex-U.S. Index-NR
Accumulated Value	14,510	12,306	11,615	10,994	9,342	10,057	10,000	$ 16,268
MSCI EAFE Index-NR
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI EAFE Index-NR
Accumulated Value	$ 14,378	$ 12,692	$ 11,687	$ 11,275	$ 9,504	$ 10,317	$ 10,000	$ 15,813